Quarterly Holdings Report
for
Fidelity® Value Factor ETF
April 30, 2020
T23-QTLY-0620
1.9880060.103

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.6%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	63,274	$1,927,959
Verizon Communications, Inc.	37,200	2,137,140
		4,065,099
Interactive Media & Services – 5.9%
Alphabet, Inc. Class A (a)	4,157	5,598,232
Facebook, Inc. Class A (a)	18,066	3,698,291
		9,296,523
Media – 2.2%
Comcast Corp. Class A	43,551	1,638,824
Discovery, Inc. Class A (a)(b)	25,940	581,575
Fox Corp. Class A	21,383	553,178
Liberty Global PLC Class A (a)	36,913	716,850
		3,490,427
TOTAL COMMUNICATION SERVICES		16,852,049
CONSUMER DISCRETIONARY – 9.8%
Automobiles – 1.0%
Ford Motor Co.	148,551	756,125
General Motors Co.	37,280	830,971
		1,587,096
Diversified Consumer Services – 0.5%
H&R Block, Inc.	45,744	761,638
Hotels, Restaurants & Leisure – 0.5%
Norwegian Cruise Line Holdings Ltd. (a)	20,057	328,935
Royal Caribbean Cruises Ltd. (b)	9,839	460,170
		789,105
Household Durables – 0.5%
Lennar Corp. Class A	17,057	854,044
Internet & Direct Marketing Retail – 4.8%
Amazon.com, Inc. (a)	3,062	7,575,388
Multiline Retail – 0.5%
Kohl's Corp. (b)	23,469	433,238
Macy's, Inc. (b)	61,381	359,692
		792,930
Specialty Retail – 2.0%
Foot Locker, Inc.	25,807	661,433
The Home Depot, Inc.	11,013	2,420,988
		3,082,421
TOTAL CONSUMER DISCRETIONARY		15,442,622
CONSUMER STAPLES – 7.1%
Food & Staples Retailing – 1.4%
The Kroger Co.	38,443	1,215,183
Walgreens Boots Alliance, Inc.	22,358	967,878
		2,183,061
Food Products – 1.7%
Ingredion, Inc.	10,833	879,640
The Kraft Heinz Co.	35,877	1,088,149

	Shares	Value

Tyson Foods, Inc. Class A	13,004	$ 808,719
		2,776,508
Household Products – 1.7%
The Procter & Gamble Co.	22,661	2,671,052
Personal Products – 0.5%
Herbalife Nutrition Ltd. (a)(b)	22,708	848,144
Tobacco – 1.8%
Altria Group, Inc.	31,761	1,246,619
Philip Morris International, Inc.	20,736	1,546,906
		2,793,525
TOTAL CONSUMER STAPLES		11,272,290
ENERGY – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
Chevron Corp.	15,987	1,470,804
ConocoPhillips	15,035	632,973
Exxon Mobil Corp.	33,639	1,563,204
Marathon Petroleum Corp.	12,757	409,245
Ovintiv Inc. (b)	30,770	194,774
Phillips 66	8,010	586,092
TOTAL ENERGY		4,857,092
FINANCIALS – 10.6%
Banks – 3.0%
Bank of America Corp.	82,748	1,990,090
Citigroup, Inc.	28,000	1,359,680
Wells Fargo & Co.	47,446	1,378,306
		4,728,076
Capital Markets – 1.4%
Morgan Stanley	28,556	1,125,963
The Charles Schwab Corp.	30,948	1,167,359
		2,293,322
Consumer Finance – 1.5%
Capital One Financial Corp.	13,893	899,711
Discover Financial Services	16,885	725,548
Synchrony Financial	38,194	755,859
		2,381,118
Diversified Financial Services – 2.6%
Berkshire Hathaway, Inc. Class B (a)	17,011	3,187,181
Equitable Holdings, Inc.	47,828	876,209
		4,063,390
Insurance – 2.1%
Brighthouse Financial, Inc. (a)	27,884	716,898
MetLife, Inc.	27,230	982,458
Prudential Financial, Inc.	14,565	908,419
Unum Group	39,556	690,252
		3,298,027
TOTAL FINANCIALS		16,763,933

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Common Stocks – continued
	Shares	Value
HEALTH CARE – 16.4%
Biotechnology – 3.9%
AbbVie, Inc.	25,382	$ 2,086,400
Biogen, Inc. (a)	5,354	1,589,228
Gilead Sciences, Inc.	29,224	2,454,816
		6,130,444
Health Care Providers & Services – 5.4%
Anthem, Inc.	6,479	1,818,850
CVS Health Corp.	28,018	1,724,508
Humana, Inc.	4,693	1,791,881
McKesson Corp.	10,417	1,471,401
Molina Healthcare, Inc. (a)	11,302	1,853,189
		8,659,829
Pharmaceuticals – 7.1%
Bristol-Myers Squibb Co.	35,909	2,183,626
Johnson & Johnson	25,274	3,792,111
Merck & Co., Inc.	32,054	2,543,164
Pfizer, Inc.	70,885	2,719,149
		11,238,050
TOTAL HEALTH CARE		26,028,323
INDUSTRIALS – 7.5%
Aerospace & Defense – 0.3%
Spirit AeroSystems Holdings, Inc. Class A	18,727	414,990
Airlines – 1.5%
Delta Air Lines, Inc.	24,067	623,576
JetBlue Airways Corp. (a)	60,375	588,052
Southwest Airlines Co.	24,199	756,219
United Airlines Holdings, Inc. (a)	16,162	478,072
		2,445,919
Construction & Engineering – 0.5%
MasTec, Inc. (a)(b)	21,034	755,121
Industrial Conglomerates – 1.1%
3M Co.	10,988	1,669,297
Machinery – 2.5%
Caterpillar, Inc.	12,207	1,420,651
Cummins, Inc.	8,231	1,345,768
PACCAR, Inc.	17,650	1,221,910
		3,988,329
Professional Services – 0.6%
ManpowerGroup, Inc.	12,792	949,678
Trading Companies & Distributors – 1.0%
AerCap Holdings N.V. (a)	21,103	593,416
United Rentals, Inc. (a)	8,326	1,069,891
		1,663,307
TOTAL INDUSTRIALS		11,886,641
INFORMATION TECHNOLOGY – 26.1%
Communications Equipment – 1.4%
Cisco Systems, Inc.	50,872	2,155,956

	Shares	Value

Electronic Equipment, Instruments & Components – 0.6%
Avnet, Inc.	33,010	$ 990,960
IT Services – 5.6%
Accenture PLC Class A	9,585	1,775,046
Alliance Data Systems Corp.	11,582	579,911
Cognizant Technology Solutions Corp. Class A	21,962	1,274,235
DXC Technology Co.	36,629	664,084
International Business Machines Corp.	13,152	1,651,365
Visa, Inc. Class A	16,424	2,935,297
		8,879,938
Semiconductors & Semiconductor Equipment – 3.6%
Broadcom, Inc.	6,245	1,696,267
Intel Corp.	44,532	2,671,029
Micron Technology, Inc. (a)	28,073	1,344,416
		5,711,712
Software – 8.9%
Check Point Software Technologies Ltd. (a)	11,196	1,183,865
Microsoft Corp.	53,310	9,553,685
NortonLifelock, Inc.	72,065	1,532,823
Oracle Corp.	35,323	1,871,059
		14,141,432
Technology Hardware, Storage & Peripherals – 6.0%
Apple, Inc.	29,266	8,598,351
Hewlett Packard Enterprise Co.	89,125	896,597
		9,494,948
TOTAL INFORMATION TECHNOLOGY		41,374,946
MATERIALS – 2.4%
Chemicals – 1.2%
Celanese Corp.	4,714	391,592
Dow, Inc. (a)	13,313	488,454
DuPont de Nemours, Inc.	12,587	591,841
LyondellBasell Industries N.V. Class A	6,746	390,930
		1,862,817
Containers & Packaging – 0.5%
International Paper Co.	12,307	421,515
Westrock Co.	12,042	387,632
		809,147
Metals & Mining – 0.7%
Nucor Corp.	10,657	438,962
Reliance Steel & Aluminum Co.	4,059	363,605
Steel Dynamics, Inc.	15,807	383,636
		1,186,203
TOTAL MATERIALS		3,858,167
REAL ESTATE – 2.8%
Equity Real Estate Investment Trusts (REITs) – 2.6%
Brixmor Property Group, Inc.	17,891	204,852
EPR Properties	5,241	154,190
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Host Hotels & Resorts, Inc.	24,273	$ 298,801
Kimco Realty Corp.	19,655	214,436
Medical Properties Trust, Inc.	18,044	309,274
Park Hotels & Resorts, Inc.	15,997	152,131
Prologis, Inc.	8,159	728,028
Sabra Health Care REIT, Inc.	16,938	217,145
Service Properties Trust	15,965	110,637
Simon Property Group, Inc.	4,267	284,908
Ventas, Inc.	8,024	259,576
VEREIT, Inc.	41,399	226,866
VICI Properties, Inc.	15,307	266,648
Vornado Realty Trust	6,047	264,980
Welltower, Inc.	6,520	334,020
		4,026,492
Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A (a)	7,321	314,291
TOTAL REAL ESTATE		4,340,783
UTILITIES – 3.4%
Electric Utilities – 2.0%
Duke Energy Corp.	9,704	821,541
Exelon Corp.	16,526	612,784
NRG Energy, Inc.	15,007	503,185
PPL Corp.	18,477	469,685
The Southern Co.	13,822	784,122
		3,191,317
Gas Utilities – 0.3%
National Fuel Gas Co.	12,014	492,574
Independent Power and Renewable Electricity Producers – 0.3%
Vistra Energy Corp.	26,056	509,134
Multi-Utilities – 0.8%
Consolidated Edison, Inc.	7,504	591,315

	Shares	Value

Public Service Enterprise Group, Inc.	11,733	$ 594,981
		1,186,296
TOTAL UTILITIES		5,379,321
TOTAL COMMON STOCKS (Cost $178,672,255)		158,056,167
Money Market Funds – 1.9%

Fidelity Cash Central Fund, 0.16% (c)	136,948	136,989
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	2,901,756	2,902,046
TOTAL MONEY MARKET FUNDS (Cost $3,039,175)		3,039,035
TOTAL INVESTMENT IN SECURITIES – 101.7% (Cost $181,711,430)		161,095,202
NET OTHER ASSETS (LIABILITIES) (e) – (1.7%)		(2,693,453)
NET ASSETS – 100.0%		$ 158,401,749

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $27,600 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts	1	June 2020	$ 145,120	$ 10,974	$ 10,974
CME Micro E-mini S&P 500 Index Future Contracts	13	June 2020	188,656	18,736	18,736
Total Equity Index Contracts					$ 29,710
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
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Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,775
Fidelity Securities Lending Cash Central Fund	12,999
Total	$14,774
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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